OTHER FINANCIAL ITEMS - SCHEDULE OF OTHER FINANCIAL ITEMS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Component of Other Income (Expense), Nonoperating [Line Items]
Interest expense on un-designated interest rate swaps	$ (1,716)	$ (2,993)	$ (6,163)	$ (8,323)
Losses on repurchase of 2012 HIgh-Yield Bonds			(6,573)	0
Premium paid on bond repurchase	0	0	(2,820)	0
Foreign exchange losses on 2012 High-Yield Bonds			(3,582)	416
Foreign exchange (losses)/gains on capital lease obligations and related restricted cash	(236)	159	(587)	829
Foreign exchange gains/(losses) on operations	183	(115)	(128)	(1,092)
Mark-to-market adjustment for currency swap derivatives and other	(287)	(268)	(1,054)	(1,197)
Total	(2,034)	7,641	(16,647)	(23,301)
2012 High-Yield Bonds
Component of Other Income (Expense), Nonoperating [Line Items]
Losses on repurchase of 2012 HIgh-Yield Bonds	0	0	(3,753)	0
Foreign exchange losses on 2012 High-Yield Bonds	(1,756)	0	(2,994)	0
Foreign exchange loss from early repurchase of 2012 High-Yield Bonds			2,900
Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Unrealized mark-to-market gains/(losses) gains for derivatives	4,278	10,858	2,852	(13,518)
Reclassification of loss from Accumulated Other Comprehensive Loss			5,000
Earn Out Units
Component of Other Income (Expense), Nonoperating [Line Items]
Unrealized mark-to-market gains/(losses) gains for derivatives	$ (2,500)	$ 0	(2,000)	$ 0
Cross Currency Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Mark-to-market adjustment for currency swap derivatives and other			$ 4,100